JPMorgan Dividend Leaders ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.8%
Australia — 0.8%
QBE Insurance Group Ltd.	4,039	59,915
Brazil — 0.4%
B3 SA - Brasil Bolsa Balcao	14,955	33,545
China — 2.4%
Tencent Holdings Ltd.	1,800	126,022
Yum China Holdings, Inc.	1,334	62,271
		188,293
Finland — 1.1%
Nordea Bank Abp	5,605	81,787
France — 3.4%
Cie Generale des Etablissements Michelin SCA	2,040	72,576
Legrand SA	374	55,242
LVMH Moet Hennessy Louis Vuitton SE	82	44,019
Pernod Ricard SA	359	36,894
Vinci SA	379	52,646
		261,377
Germany — 4.9%
Allianz SE (Registered)	124	49,002
Deutsche Boerse AG	144	41,672
Deutsche Telekom AG (Registered)	1,750	62,765
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	208	136,172
Siemens AG (Registered)	368	93,731
		383,342
Hong Kong — 0.8%
Hong Kong Exchanges & Clearing Ltd.	1,200	64,943
Indonesia — 0.5%
Bank Central Asia Tbk. PT	72,600	36,387
Ireland — 0.7%
Accenture plc, Class A	194	51,817
Italy — 1.5%
Ryanair Holdings plc	1,331	39,135
UniCredit SpA	1,065	78,356
		117,491
Japan — 5.2%
Disco Corp.	200	59,105
Japan Exchange Group, Inc.	5,400	52,771
Mitsubishi UFJ Financial Group, Inc.	4,900	67,536
Shin-Etsu Chemical Co. Ltd.	2,100	60,431
Sony Group Corp.	2,100	50,512
Suzuki Motor Corp.	3,000	32,963
Tokyo Electron Ltd.	500	79,489
		402,807

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — 1.0%
ASML Holding NV	94	65,149
Heineken NV	208	16,326
		81,475
Singapore — 2.5%
DBS Group Holdings Ltd.	2,600	95,432
Singapore Exchange Ltd.	8,100	99,319
		194,751
Spain — 0.9%
Iberdrola SA	3,928	69,040
Sweden — 1.5%
Volvo AB, Class B	3,982	114,362
Taiwan — 4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	8,000	307,994
United Kingdom — 4.0%
AstraZeneca plc	647	94,392
RELX plc	2,925	151,986
SSE plc	2,453	60,129
		306,507
United States — 63.2%
3M Co.	586	87,443
Abbott Laboratories	740	93,381
AbbVie, Inc.	660	124,753
American Tower Corp., REIT	207	43,137
Analog Devices, Inc.	635	142,640
Apple, Inc.	668	138,657
AT&T, Inc.	2,276	62,385
Baker Hughes Co.	2,728	122,896
Bank of America Corp.	3,177	150,177
Bristol-Myers Squibb Co.	1,390	60,201
Broadcom, Inc.	478	140,389
CME Group, Inc.	349	97,120
CMS Energy Corp.	655	48,339
Dominion Energy, Inc.	645	37,700
Eaton Corp. plc	272	104,644
Emerson Electric Co.	559	81,340
Exxon Mobil Corp.	1,009	112,645
Fidelity National Information Services, Inc.	2,686	213,295
Johnson & Johnson	1,007	165,893
Keurig Dr Pepper, Inc.	2,768	90,375
Lam Research Corp.	395	37,462
Lowe's Cos., Inc.	481	107,537
Marsh & McLennan Cos., Inc.	693	138,046
McDonald's Corp.	422	126,629
Merck & Co., Inc.	528	41,247
Meta Platforms, Inc., Class A	365	282,306

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Microsoft Corp.	1,116	595,386
Mondelez International, Inc., Class A	791	51,170
Morgan Stanley	968	137,901
NextEra Energy, Inc.	1,469	104,387
Omnicom Group, Inc.	753	54,254
Otis Worldwide Corp.	618	52,956
PACCAR, Inc.	450	44,442
Procter & Gamble Co. (The)	530	79,749
Salesforce, Inc.	229	59,157
Seagate Technology Holdings plc	284	44,591
Shell plc	3,131	112,507
Southern Co. (The)	1,923	181,685
Trane Technologies plc	197	86,302
UnitedHealth Group, Inc.	160	39,930
US Bancorp	1,777	79,894
Walt Disney Co. (The)	1,516	180,571
Wells Fargo & Co.	580	46,765
Yum! Brands, Inc.	623	89,805
		4,892,089
Total Common Stocks (Cost $7,096,837)		7,647,922
Total Investments — 98.8% (Cost $7,096,837)		7,647,922
Other Assets in Excess of Liabilities — 1.2%		96,521
NET ASSETS — 100.0%		7,744,443

Percentages indicated are based on net assets.

Abbreviations
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	10.9%
Software	8.6
Banks	8.3
Capital Markets	6.9
Electric Utilities	5.4
Interactive Media & Services	5.3
Insurance	5.0
Pharmaceuticals	4.7
Hotels, Restaurants & Leisure	3.6
Electrical Equipment	3.2
Oil, Gas & Consumable Fuels	2.9
Financial Services	2.8
Machinery	2.8
Technology Hardware, Storage & Peripherals	2.4
Industrial Conglomerates	2.4
Entertainment	2.4
Professional Services	2.0
Beverages	1.9
Diversified Telecommunication Services	1.6
Biotechnology	1.6
Energy Equipment & Services	1.6
Specialty Retail	1.4
Health Care Equipment & Supplies	1.2
Building Products	1.1
Multi-Utilities	1.1
Household Products	1.0
Automobile Components	1.0
Others (each less than 1.0%)	6.9

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$59,915	$—	$59,915
Brazil	33,545	—	—	33,545
China	62,271	126,022	—	188,293
Finland	—	81,787	—	81,787
France	—	261,377	—	261,377
Germany	—	383,342	—	383,342
Hong Kong	—	64,943	—	64,943
Indonesia	—	36,387	—	36,387
Ireland	51,817	—	—	51,817
Italy	—	117,491	—	117,491

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Japan	$—	$402,807	$—	$402,807
Netherlands	—	81,475	—	81,475
Singapore	—	194,751	—	194,751
Spain	—	69,040	—	69,040
Sweden	—	114,362	—	114,362
Taiwan	—	307,994	—	307,994
United Kingdom	—	306,507	—	306,507
United States	4,779,582	112,507	—	4,892,089
Total Common Stocks	4,927,215	2,720,707	—	7,647,922
Total Investments in Securities	$4,927,215	$2,720,707	$—	$7,647,922